                        THE TRAVELERS VARIABLE PRODUCTS
                                     FUNDS

                                 ANNUAL REPORTS


                          THE TRAVELERS SERIES TRUST:
                  ZERO COUPON BOND FUND PORTFOLIO SERIES 1998
                  ZERO COUPON BOND FUND PORTFOLIO SERIES 2000
                  ZERO COUPON BOND FUND PORTFOLIO SERIES 2005


                               DECEMBER 31, 1995




                                     [LOGO]

                        THE TRAVELERS INSURANCE COMPANY

                                ONE TOWER SQUARE

                          HARTFORD, CONNECTICUT 06183

[LOGO]

THE TRAVELERS VARIABLE PRODUCTS FUNDS
INVESTMENT ADVISORY COMMENTARY AS OF DECEMBER 31, 1995




FINANCIAL MARKET REVIEW AND OUTLOOK

Financial markets had a great year in 1995 with the Standard & Poors 500 Stock Index having its best year since 1958 (+37.6%) and the Lehman Government/Corporate Bond Index having its best performance since 1985 (+19.2%). Beyond Wall Street, however, signs of economic stress are becoming apparent. Consumer delinquencies and defaults are increasing. A number of corporate defaults have already occurred, causing some negative fallout in the high yield bond market. December retail sales came in below already pessimistic expectations. Cyclical industries such as paper, steel, and autos are starting to see price declines, closing plants and laying off workers. In Washington, many government workers are on furlough as the two parties debate how much (not whether or not) the Federal deficit will be reduced. Against this backdrop, the Federal Reserve Board ("Fed") dropped short term interest rates 25 basis points on December 19th, its first cut since July, 1995.

Looking towards 1996, the slowdown in economic growth combined with few sources of upside surprises make lower money market rates our most confident forecast. Current economic weakness will keep the Fed in an easing mode even if budget talks remain in a stalemate. Theoretical policy rules for determining federal funds targets argue that short-term interest rates should be between 4% and 5%, not their current 5.5%. Unlike 1993, when growth had been slow for several years, there is no pent-up demand for housing, autos, or even capital goods that can cause an upside surprise in economic growth. The key question for the bond market is whether slow economic growth causes short rates to go significantly below 5%. We think they will because the economy continues to weaken and any backup in rates caused by the budget negotiations in Washington will further weaken the economy. We are focusing on intermediate maturities because the yield curve is likely to steepen. We also continue to be comfortable with an overweighting in corporate issues, although we need to be diligent to protect against credit surprises. We also continue to think that mortgaged-backed securities are cheap and have maintained our overweighting in that area.

In the stock market, cyclical issues led by the railroad, aluminum, machinery, and semiconductor groups rallied early in the third quarter on strong earnings momentum, rising analysts estimates, and expectations for a rebound in economic growth. Mergers in the banking, utility, and media industries also gave an optimistic tone to the market. However by early September, investors turned less optimistic about prospects for economic growth, earnings momentum, and profit margins in late 1995 and 1996. During the fourth quarter, investors continued to rotate out of cyclical and into defensive groups, such as drugs, food, and beverages, which were expected to produce the best relative earnings and gains in 1996. In the energy sector, rising prices for oil and natural gas, as well as attractive relative yields, supported higher valuations. Technology stocks declined dramatically on signs of weakening demand for personal computers and softer prices for semiconductors and other PC components.

The performance of the stock market in 1996 will be driven by corporate earnings. The impetus for much of last year's advance to new record highs was generated by positive earnings surprise. The weaker economic environment that exists now makes it unlikely that the stock market will repeat its performance. Generally, the U.S. stock market is fairly valued given the current level of interest rates and should be able to muddle through with a "normal" 10% year as long as we avoid a recession. If the economy does worsen, the extent of the equity market decline will be a function of how quickly companies can adjust their cost structure to changes in revenues. Judged by the ability of most companies to sustain earnings growth even in the face of weakening demand in 1995, we think that the most negative "bears" on the outlook for the stock market are too pessimistic, especially given the valuation support that will be provided by lower interest rates.

                               TABLE OF CONTENTS





                                                                                                                    PAGE
THE TRAVELERS SERIES TRUST:
ZERO COUPON BOND FUND PORTFOLIO SERIES 1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     4
ZERO COUPON BOND FUND PORTFOLIO SERIES 2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     8
ZERO COUPON BOND FUND PORTFOLIO SERIES 2005 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    12

                           THE TRAVELERS SERIES TRUST
                        ZERO COUPON BOND FUND PORTFOLIOS


The three Zero Coupon Bond Fund Portfolios commenced operations on October 11, 1995. These funds were set up to provide a fixed income option for a new Travelers Single Premium Variable Universal Life Product offered by Travelers Insurance Company and Travelers Life and Annuity Company. The three funds have target maturity dates of December 1998, December 2000, and December 2005. The funds invest primarily in zero coupon bonds which provide a "locked-in" a rate of return.

To boost yield we have added corporates and other spread assets. Because spread assets are hard to find, we vary the maturities within a one or two year range to increase the universe of spread assets. We balance the portfolio's maturities to match the interest rate risk of a zero coupon with the portfolio's target maturity date.

Through December 31st, each of the funds is closely matched with its maturity target. Each fund has approximately 25% invested in Zero Coupon Corporates. We expect the corporate number to increase over time towards the 50% level.

                           THE TRAVELERS SERIES TRUST
                  ZERO COUPON BOND PORTFOLIO FUND SERIES 1998

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1995


            ASSETS:
               Investment securities, at market value (amortized cost $999,583)   . . . . . . . . . .             $1,012,572
               Cash   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 11,352
               Receivable from The Travelers    . . . . . . . . . . . . . . . . . . . . . . . . . . .                 14,257
                                                                                                                  ----------
                      Total Assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,038,181
                                                                                                                  ----------

            LIABILITIES:
               Payable for investment management and advisory fees  . . . . . . . . . . . . . . . . .                     14
               Accrued expenses:
                   Reimbursable expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 14,257
                   Other expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    112
                                                                                                                  ----------
                      Total Liabilities   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 14,383
                                                                                                                  ----------

            NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             $1,023,798
                                                                                                                  ==========

            NET ASSETS REPRESENTED BY:
               Paid-in capital  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             $  998,739
               Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . .                 12,428
               Accumulated net realized gains (losses) on investment security transactions  . . . . .                   (358)
               Net unrealized appreciation on investment securities   . . . . . . . . . . . . . . . .                 12,989
                                                                                                                  ----------
                      Total net assets (applicable to 99,875 shares outstanding at $10.25 per share)              $1,023,798
                                                                                                                  ==========





                       See Notes to Financial Statements

                           THE TRAVELERS SERIES TRUST
                  ZERO COUPON BOND FUND PORTFOLIO SERIES 1998

                            STATEMENT OF OPERATIONS
FOR THE PERIOD OCTOBER 11, 1995 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1995


            INVESTMENT INCOME:
               Interest   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                  $12,764

            EXPENSES:
               Investment management and advisory fees  . . . . . . . . . . . . . .             $    224
               Accounting and audit fees  . . . . . . . . . . . . . . . . . . . . .                5,322
               Custodian fees   . . . . . . . . . . . . . . . . . . . . . . . . . .                1,215
               Printing and postage   . . . . . . . . . . . . . . . . . . . . . . .                6,425
               Trustees' fees   . . . . . . . . . . . . . . . . . . . . . . . . . .                1,407
                                                                                                --------
                   Total expenses before reimbursement from The Travelers . . . . .               14,593

               Less: Reimbursement from The Travelers   . . . . . . . . . . . . . .              (14,257)
                                                                                                --------
                   Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . .                                      336
                                                                                                                     -------
                      Net investment income   . . . . . . . . . . . . . . . . . . .                                   12,428
                                                                                                                     -------
            REALIZED LOSS AND CHANGE IN UNREALIZED GAIN ON
                 INVESTMENT SECURITIES:
               Realized loss from investment security transactions:
                   Proceeds from investment securities sold . . . . . . . . . . . .              196,886
                   Amortized cost of investment securities sold . . . . . . . . . .              197,244
                                                                                                --------
                      Net realized loss   . . . . . . . . . . . . . . . . . . . . .                                     (358)

               Unrealized gain on investment securities:
                   December 31, 1995  . . . . . . . . . . . . . . . . . . . . . . .                                   12,989
                                                                                                                     -------
                         Net realized loss and change in unrealized gain  . . . . .                                   12,631
                                                                                                                     -------

               Net increase in net assets resulting from operations   . . . . . . .                                  $25,059
                                                                                                                     =======





                       See Notes to Financial Statements

                           THE TRAVELERS SERIES TRUST
                  ZERO COUPON BOND FUND PORTFOLIO SERIES 1998

                       STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD OCTOBER 11, 1995 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1995


                                                                                                  1995
                                                                                                  ----
            OPERATIONS:
               Net investment income  . . . . . . . . . . . . . . . . . . . . . . . .           $   12,428
               Net realized loss from investment security transactions  . . . . . . .                 (358)
               Net change in unrealized gain on investment securities   . . . . . . .               12,989
                                                                                                ----------
                   Net increase in net assets resulting from operations . . . . . . .               25,059
                                                                                                ----------

            CAPITAL SHARE TRANSACTIONS:
               Proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . .            1,000,000
               Payments for shares redeemed   . . . . . . . . . . . . . . . . . . . .               (1,261)
                                                                                                ----------
                   Net increase in net assets resulting from capital share transactions            998,739
                                                                                                ----------
                      Net increase in net assets  . . . . . . . . . . . . . . . . . .            1,023,798


            NET ASSETS:
               Beginning of period  . . . . . . . . . . . . . . . . . . . . . . . . .                    -
                                                                                                ----------
               End of period (including undistributed net investment income of $12,428)         $1,023,798
                                                                                                ==========




                       See Notes to Financial Statements

                           THE TRAVELERS SERIES TRUST
                  ZERO COUPON BOND FUND PORTFOLIO SERIES 1998

                            STATEMENT OF INVESTMENTS
                               DECEMBER 31, 1995

                                                        PRINCIPAL    MARKET
                                                         AMOUNT       VALUE
                                                        ---------   ----------
            BONDS (19.9%)

               BANKING (4.9%)
                 Chemical New York Corp.,
                    0.00% Bonds, 1999                   $ 60,000    $   49,838
                                                                    ----------
               FINANCE (5.0%)
                 Avco Financial Services, Inc.,
                    0.00% Notes, 1998                     60,000        50,753
                                                                    ----------
               FOOD (5.1%)
                 PepsiCo, Inc.,
                    0.00% Notes, 1999                     62,000        51,150
                                                                    ----------
               INSURANCE (4.9%)
                 New England Life,
                    0.00% Bonds, 1999                     60,000        49,575
                                                                    ----------
                    TOTAL BONDS
                   (AMORTIZED COST $199,247)                           201,316
                                                                    ----------
            U.S. GOVERNMENT
               SECURITIES (80.1%)

                 United States of America Treasury,
                    0.00% Notes, 1998                    941,000       811,256
                                                                    ----------

                    TOTAL U.S. GOVERNMENT
                    SECURITIES
                    (AMORTIZED COST $800,336)                          811,256
                                                                    ----------
                    TOTAL INVESTMENTS (100%)
                    AMORTIZED COST $999,583) (A) (B)                $1,012,572
                                                                    ==========


NOTES

(A) At December 31, 1995, net unrealized appreciation for all securities was $12,989. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over amortized cost of $12,989.

(B) The cost of investments for federal income tax purposes is identical.




                       See Notes to Financial Statements

                           THE TRAVELERS SERIES TRUST
                  ZERO COUPON BOND FUND PORTFOLIO SERIES 2000

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1995


            ASSETS:
               Investment securities, at market value (amortized cost $1,004,949)   . . . . . . . . .             $1,024,291
               Cash   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  5,302
               Receivable from The Travelers    . . . . . . . . . . . . . . . . . . . . . . . . . . .                 14,257
                                                                                                                  ----------
                      Total Assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,043,850
                                                                                                                  ----------

            LIABILITIES:

               Payable for investment management and advisory fees  . . . . . . . . . . . . . . . . .                     14
               Accrued expenses:
                   Reimbursable expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 14,257
                   Other expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    112
                                                                                                                  ----------
                      Total Liabilities   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 14,383
                                                                                                                  ----------

            NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             $1,029,467
                                                                                                                  ==========
            NET ASSETS REPRESENTED BY:
               Paid-in capital  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             $  998,743
               Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . .                 12,592
               Accumulated net realized gains (losses) on investment security transactions  . . . . .                 (1,210)
               Net unrealized appreciation on investment securities   . . . . . . . . . . . . . . . .                 19,342
                                                                                                                  ----------
                      Total net assets (applicable to 99,876 shares outstanding at $10.31 per share)              $1,029,467
                                                                                                                  ==========




                       See Notes to Financial Statements

                           THE TRAVELERS SERIES TRUST
                  ZERO COUPON BOND FUND PORTFOLIO SERIES 2000

                            STATEMENT OF OPERATIONS
FOR THE PERIOD OCTOBER 11, 1995 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1995


            INVESTMENT INCOME:
                 Interest . . . . . . . . . . . . . . . . . . . . . . . . . . .                            $12,928

            EXPENSES:
                 Investment management and advisory fees  . . . . . . . . . . .           $    224
                 Accounting and audit fees  . . . . . . . . . . . . . . . . . .              5,322
                 Custodian fees . . . . . . . . . . . . . . . . . . . . . . . .              1,215
                 Printing and postage . . . . . . . . . . . . . . . . . . . . .              6,425
                 Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . .              1,407
                                                                                          --------
                      Total expenses before reimbursement from The Travelers. .             14,593

                 Less: Reimbursement from The Travelers . . . . . . . . . . . .            (14,257)
                                                                                          --------
                         Net expenses . . . . . . . . . . . . . . . . . . . . .                                336
                                                                                                            ------
                           Net investment income  . . . . . . . . . . . . . . .                             12,592
                                                                                                            ------
            REALIZED LOSS AND CHANGE IN UNREALIZED GAIN ON
              INVESTMENT SECURITIES:

                 Realized loss from investment security transactions:
                    Proceeds from investment securities sold  . . . . . . . . .             343,073
                    Amortized cost of investment securities sold  . . . . . . .             344,283
                                                                                           --------
                            Net realized loss . . . . . . . . . . . . . . . . .                             (1,210)

                 Unrealized gain on investment securities:
                    December 31, 1995 . . . . . . . . . . . . . . . . . . . . .                             19,342
                                                                                                           -------
                            Net realized loss and change in unrealized gain . .                             18,132
                                                                                                           -------
                 Net increase in net assets resulting from operations . . . . .                            $30,724
                                                                                                           =======






                       See Notes to Financial Statements

                           THE TRAVELERS SERIES TRUST
                  ZERO COUPON BOND FUND PORTFOLIO SERIES 2000

                       STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD OCTOBER 11, 1995 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1995


                                                                                                       1995
                                                                                                       ----
            OPERATIONS:
               Net investment income   . . . . . . . . . . . . . . . . . . . . . . . . . . .        $   12,592
               Net realized loss from investment security transactions . . . . . . . . . . .            (1,210)
               Net change in unrealized gain on investment securities  . . . . . . . . . . .            19,342
                                                                                                    ----------
                  Net increase in net assets resulting from operations . . . . . . . . . . .            30,724
                                                                                                    ----------

            CAPITAL SHARE TRANSACTIONS:
               Proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . .         1,000,000
               Payment for shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . .            (1,257)
                                                                                                    ----------
                  Net increase in net assets resulting from capital share transactions . . .           998,743
                                                                                                    ----------
                         Net increase in net assets  . . . . . . . . . . . . . . . . . . . .         1,029,467


            NET ASSETS:
                Beginning of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . .              -
                                                                                                    ----------
                End of period (including undistributed net investment income of $12,592) . .        $1,029,467
                                                                                                    ==========





                       See Notes to Financial Statements

                           THE TRAVELERS SERIES TRUST
                  ZERO COUPON BOND FUND PORTFOLIO SERIES 2000

                            STATEMENT OF INVESTMENTS
                               DECEMBER 31, 1995

                                                   PRINCIPAL      MARKET
                                                     AMOUNT        VALUE
                                                  ----------    ----------
            BONDS (24.5%)

                    BANKING (4.9%)
                    Chemical New York Corp.,
                    0.00% Bonds, 1999             $   60,000    $   49,837
                                                                ----------
                    FINANCE (4.8%)
                    American Express, Co.,
                    0.00% Bonds, 2000                 65,000        48,669
                                                                ----------
                    FOOD (5.0%)
                    PepsiCo, Inc.,
                    0.00% Notes, 1999                 62,000        51,150
                                                                ----------
                    INSURANCE (4.8%)
                    New England Life,
                    0.00% Bonds, 1999                 60,000        49,575
                                                                ----------
                    SERVICES (5.0%)
                    Hospital Corp. of America,
                    0.00% Notes, 2000                 65,000        51,348
                                                                ----------
                    TOTAL BONDS
                      (AMORTIZED COST $246,210)                    250,579
                                                                ----------

            U.S. GOVERNMENT
              SECURITIES (75.5%)

                    United States of America
                    Treasury,
                    0.00% Notes, 2000              1,000,000       773,712
                                                                ----------


                     TOTAL U.S. GOVERNMENT
                     SECURITIES
                     (AMORTIZED COST $758,739)                     773,712
                                                                ----------

                    TOTAL INVESTMENTS (100%)
                    (AMORTIZED COST $1,004,949)(A)(B)           $1,024,291
                                                                ==========


NOTES

(A) At December 31, 1995, net unrealized appreciation for all securities was $19,342. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over amortized cost of $19,342.

(B) The cost of investments for federal income tax purposes amounted to $1,005,372. Gross unrealized appreciation of investments, based on identified tax cost at December 31, 1995 was $18,919.





                       See Notes to Financial Statements

                           THE TRAVELERS SERIES TRUST
                  ZERO COUPON BOND FUND PORTFOLIO SERIES 2005

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1995


            ASSETS:
               Investment securities, at market value (amortized cost $1,006,402) . . . . . . . . . . .      $1,043,215
               Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,833
               Receivable from The Travelers  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          14,256
                                                                                                             ----------
                  Total Assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,064,304
                                                                                                             ----------

            LIABILITIES:
               Payable for investment management and advisory fees  . . . . . . . . . . . . . . . . . .              14
               Accrued expenses:
                 Reimbursable expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          14,256
                 Other expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             113
                                                                                                             ----------
                  Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          14,383
                                                                                                             ----------

            NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $1,049,921
                                                                                                             ==========

            NET ASSETS REPRESENTED BY:
               Paid-in capital  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $1,001,717
               Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . .          13,259
               Accumulated net realized gains (losses) on investment security transactions  . . . . . .          (1,868)
               Net unrealized appreciation on investment securities . . . . . . . . . . . . . . . . . .          36,813
                                                                                                             ----------
                  Total net assets (applicable to 100,164 shares outstanding at $10.48 per share) . . .      $1,049,921
                                                                                                             ==========




                       See Notes to Financial Statements

                          THE TRAVELERS SERIES TRUST
                  ZERO COUPON BOND FUND PORTFOLIO SERIES 2005

                            STATEMENT OF OPERATIONS
FOR THE PERIOD OCTOBER 11, 1995 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1995


            INVESTMENT INCOME:
               Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     $13,597

            EXPENSES:
               Investment management and advisory fees . . . . . . . . . . . . .      $    225
               Accounting and audit fees . . . . . . . . . . . . . . . . . . . .         5,322
               Custodian fees  . . . . . . . . . . . . . . . . . . . . . . . . .         1,215
               Printing and postage  . . . . . . . . . . . . . . . . . . . . . .         6,425
               Trustees' fees  . . . . . . . . . . . . . . . . . . . . . . . . .         1,407
                                                                                      --------
                  Total expenses before reimbursement from The Travelers . . . .        14,594
               Less: Reimbursement from The Travelers  . . . . . . . . . . . . .       (14,256)
                                                                                      --------
                  Net expenses . . . . . . . . . . . . . . . . . . . . . . . . .                         338
                                                                                                     -------
                    Net investment income  . . . . . . . . . . . . . . . . . . .                      13,259
                                                                                                     -------

            REALIZED LOSS AND CHANGE IN UNREALIZED GAIN ON
               INVESTMENT SECURITIES:
               Realized loss from investment security transactions:
                 Proceeds from investment securities sold  . . . . . . . . . . .       231,571
                 Amortized cost of investment securities sold  . . . . . . . . .       233,439
                                                                                      --------
                  Net realized loss  . . . . . . . . . . . . . . . . . . . . . .                      (1,868)

               Unrealized gain on investment securities:
                  December 31, 1995  . . . . . . . . . . . . . . . . . . . . . .                      36,813
                                                                                                     -------
                    Net realized loss and change in unrealized gain  . . . . . .                      34,945
                                                                                                     -------

               Net increase in net assets resulting from operations  . . . . . .                     $48,204
                                                                                                     =======





                       See Notes to Financial Statements

                          THE TRAVELERS SERIES TRUST
                 ZERO COUPON BOND FUND PORTFOLIO SERIES 2005

                      STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD OCTOBER 11, 1995 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1995


                                                                                                            1995
                                                                                                            ----
            OPERATIONS:
               Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $   13,259
               Net realized loss from investment security transactions . . . . . . . . . . . . . .           (1,868)
               Net change in unrealized gain on investment securities  . . . . . . . . . . . . . .           36,813
                                                                                                         ----------
                  Net increase in net assets resulting from operations . . . . . . . . . . . . . .           48,204
                                                                                                         ----------

            CAPITAL SHARE TRANSACTIONS:
               Proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,002,907
               Payment for shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (1,190)
                                                                                                         ----------
                  Net increase in net assets resulting from capital share transactions . . . . . .        1,001,717
                                                                                                         ----------
                    Net increase in net assets . . . . . . . . . . . . . . . . . . . . . . . . . .        1,049,921


            NET ASSETS:
               Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                -
                                                                                                         ----------
               End of period (including undistributed net investment income of $13,259)  . . . . .       $1,049,921
                                                                                                         ==========




                       See Notes to Financial Statements

                           THE TRAVELERS SERIES TRUST
                  ZERO COUPON BOND FUND PORTFOLIO SERIES 2005

                            STATEMENT OF INVESTMENTS
                               DECEMBER 31, 1995

                                                         PRINCIPAL      MARKET
                                                           AMOUNT        VALUE
                                                        ----------    ----------
             BONDS (23.2%)

               BANKING (4.9%)
                  Chemical New York Corp.,
                    0.00% Bonds, 2002                   $   75,000    $   51,094
                                                                      ----------
                FINANCE (9.3%)
                  Exxon Capital,
                    0.00% Notes, 2004                       80,000        47,200
                  Grand Met Investment Corp.,
                    0.00% Notes, 2004                       80,000        49,404
                                                                      ----------
                                                                          96,604
                                                                      ----------
                FOOD (4.4%)
                  General Mills, Inc.,
                    0.00% Bonds, 2004                       80,000        46,250
                                                                      ----------
                INSURANCE (4.6%)
                  American International Group,
                    0.00% Bonds, 2004                       80,000        47,950
                                                                      ----------
                    TOTAL BONDS
                      (AMORTIZED COST $234,613)                          241,898
                                                                      ----------
             U.S. GOVERNMENT
               SECURITIES (76.8%)

                  United States of America Treasury,
                    0.00% Bonds, 2005                    1,398,000       801,317
                                                                      ----------
                    TOTAL U.S. GOVERNMENT
                    SECURITIES
                    (AMORTIZED COST $771,789)                            801,317
                                                                      ----------
                    TOTAL INVESTMENTS (100%)
                    (AMORTIZED COST $1,006,402) (A) (B)               $1,043,215
                                                                      ==========


NOTES

(A) At December 31, 1995, net unrealized appreciation for all securities was $36,813. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over amortized cost of $36,813.

(B) The cost of investments for federal income tax purposes is identical.




                       See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Travelers Series Trust (the "Series Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Declaration of Trust authorizes the shares of the Series Trust to be divided into two or more series. As of December 31, 1995, the Series Trust consisted of six series: Zero Coupon Bond Fund Portfolio Series 1998, Zero Coupon Bond Fund Portfolio Series 2000 and Zero Coupon Bond Fund Portfolio Series 2005 (the "Portfolios"), U.S. Government Securities Portfolio, Social Awareness Stock Portfolio, and Utilities Portfolio. Shares in each Portfolio are currently offered, without a sales charge, to separate accounts of The Travelers Insurance Company ("The Travelers") and The Travelers Life and Annuity Company, indirect wholly owned subsidiaries of Travelers Group Inc., in connection with the issuance of certain variable life insurance contracts.

    The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

    SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last-reported sale price as of the close of business of the New York Stock Exchange on the last business day of the period; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

    When market quotations are not considered to be readily available for long-term corporate bonds and notes, such investments are generally stated at fair value on the basis of valuations furnished by a pricing service. These valuations are determined for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Securities, including restricted securities, for which pricing services are not readily available are valued by management at prices which it deems in good faith to be fair.

    Short-term investments for which a quoted market price is available are valued at market. Short-term investments for which there is no reliable quoted market price are valued by computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.

    STRIPPED SECURITIES. Each Zero Coupon Bond Fund Portfolio will invest primarily in "Stripped Securities", a term used collectively for Stripped Treasury Securities, Stripped Government Securities, Stripped Corporate Securities and Stripped Eurodollar Obligations; as well as other stripped securities. Stripped Securities can be securities consisting of debt obligations that have been stripped of unmatured interest coupons, securities consisting of unmatured interest coupons that have been stripped from debt obligations, or debt obligations that are issued without interest coupons and are sold at substantial discounts from their face amounts.

    Stripped Securities do not make periodic payments of interest prior to maturity. The market value of stripped securities will fluctuate in response to changes in economic conditions, interest rates and the market's perception of the securities. Fluctuations in response to interest rates may be greater than those for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

FUTURES CONTRACTS. Each Portfolio may use stock index futures contracts, and may also use interest rate futures contracts, as a substitute for the purchase or sale of individual securities. When each Portfolio enters into a futures contract, it agrees to buy or sell a specified index of stocks, or debt securities, at a future time for a fixed price, unless the contract is closed prior to expiration. Each Portfolio is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

It is each Portfolio's practice to hold cash and cash equivalents (including short-term investments) in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Generally, futures contracts are closed prior to expiration.

Futures contracts purchased by each Portfolio are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statements of Investments. However, when each Portfolio holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of changes in the value of the specified indexes or debt securities associated with the futures contract.

OPTIONS. Each Portfolio may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Each Portfolio may sell the options before expiration. Options held in each Portfolio are listed on either national securities exchanges or on over-the-counter markets, and are short-term contracts with a duration of less than nine months. The market value of the options will be the latest sale price at the close of the New York Stock Exchange, or in the absence of such sale, the latest bid quotation.

REPURCHASE AGREEMENTS. When each Portfolio enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed-upon date and price), the repurchase price of the securities will generally equal the amount paid by each Portfolio plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to each Portfolio securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Each Portfolio monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Each Portfolio's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire.

TAXES. Each Portfolio has qualified, or intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. As a regulated investment company, each Portfolio is relieved of any federal income tax liability by distributing all of its net taxable investment income and net taxable capital gains, if any, to its shareholders. Each Portfolio further intends to avoid excise tax liability by distributing substantially all of its investment income. Therefore, no federal income tax provision has been made by each Portfolio in its financial statements. As of December 31, 1995, the Zero Coupon Bond Fund Portfolio Series 1998, Zero Coupon Bond Fund Portfolio Series 2000 and Zero Coupon Bond Fund Portfolio Series 2005 had capital loss carryovers of $358, $787, and $1,868, respectively, which may be available to offset any future realized taxable capital gains, to the extent provided by regulations. These amounts expire during the year 2003.

OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. For the Zero Coupon Bond Fund Portfolios all original issue discounts are amortized to investment income for both financial reporting and federal income tax purposes. The constant yield method of amortization is utilized in these portfolios. Distributions to shareholders are recorded at the close of business on the record date.

2.  INVESTMENTS

    Purchases of bonds excluding short-term investments aggregated $197,321 for Zero Coupon Bond Fund Portfolio Series 1998; $293,301 for Zero Coupon Bond Fund Portfolio Series 2000; $232,206 for Zero Coupon Bond Fund Portfolio Series 2005 for the period ended December 31, 1995. Sales of bonds excluding short-term investments aggregated $49,406 for Zero Coupon Bond Fund Portfolio Series 2000 for the same period. Purchases and sales of direct and indirect U.S. government obligations were $987,858 and $196,886, respectively for Zero Coupon Bond Fund Portfolio Series 1998; $1,044,119 and $293,667, respectively for Zero Coupon Bond Fund Portfolio Series 2000; $995,154 and $231,571, respectively for Zero Coupon Bond Fund Portfolio Series 2005 for the period ended December 31, 1995. Realized gains and losses from security transactions are reported on an identified cost basis.

3.  PORTFOLIO CHARGES

    Investment management and advisory fees for the Zero Coupon Bond Fund Portfolios are calculated daily at an annual rate of 0.10% of each Zero Coupon Bond Fund Portfolios' average net assets. These fees are paid to Travelers Asset Management International Corporation, an indirect wholly owned subsidiary of Travelers Group Inc.

    The Travelers has agreed to reimburse the Zero Coupon Bond Fund Portfolios for the amount by which each of the Zero Coupon Bond Fund Portfolio's aggregate annualized operating expenses, excluding brokerage commissions and any interest charges and taxes, exceed 0.15% of each Zero Coupon Bond Fund Portfolio's average net assets. Trustees and officers of the Series Trust, who are also officers and employees of Travelers Group Inc., or its subsidiaries, receive no compensation directly from the Series Trust.

4.  SHARES OF BENEFICIAL INTEREST

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions in shares of each Portfolio were as follows:

                                                                   ZERO COUPON BOND FUND
                                                                   PORTFOLIO SERIES 1998
                                                                   ---------------------
                                                                       OCTOBER 11,*
                                                                            TO
                                                                     DECEMBER 31, 1995
                                                                   ---------------------
Shares sold .....................................................         100,000
Shares redeemed .................................................            (125)
                                                                          -------
Net .............................................................          99,875
                                                                          =======

                                                                   ZERO COUPON BOND FUND
                                                                   PORTFOLIO SERIES 2000
                                                                   ---------------------
                                                                       OCTOBER 11,*
                                                                            TO
                                                                     DECEMBER 31, 1995
                                                                   ---------------------
Shares sold .....................................................         100,000
Shares redeemed .................................................            (124)
                                                                          -------
Net .............................................................          99,876
                                                                          =======

                                                                   ZERO COUPON BOND FUND
                                                                   PORTFOLIO SERIES 2005
                                                                   ---------------------
                                                                       OCTOBER 11,*
                                                                            TO
                                                                     DECEMBER 31, 1995
                                                                   ---------------------
Shares sold .....................................................         100,281
Shares redeemed .................................................            (117)
                                                                          -------
Net .............................................................         100,164
                                                                          =======


*   Date operations commenced.

    As of December 31, 1995, all outstanding shares of beneficial interest of each Portfolio were owned by The Travelers Fund UL for Variable Life Insurance, a separate account of The Travelers.

5.  SUBSEQUENT EVENT

    On January 23, 1996, in accordance with the Board of Trustees, a dividend was declared with a distribution of net investment income of $0.12 per share from the Zero Coupon Bond Fund Portfolio Series 1998; a distribution of net investment income of $0.12 per share from the Zero Coupon Bond Fund Portfolio Series 2000; a distribution of net investment income of $0.13 per share from the Zero Coupon Bond Fund Portfolio Series 2005, payable on January 23, 1996, to shareholders of record as of January 22, 1996. These distributions are not reflected in the accompanying financial statements.

6.  FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the period.)


                  ZERO COUPON BOND FUND PORTFOLIO SERIES 1998

                                                                  OCTOBER 11,*
                                                                       TO
                                                                  DECEMBER 31,
                                                                  ------------
                                                                      1995
                                                                  ------------
PER SHARE DATA:
---------------
Net asset value, beginning of period ..........................   $      10.00

  Income from operations
  ----------------------
  Net investment income .......................................           0.12
  Net gains or losses on securities (realized and unrealized)..           0.13
                                                                  ------------
    Total from investment operations ..........................           0.25

Net asset value, end of period ................................   $      10.25
                                                                  ============
TOTAL RETURN**                                                            2.50%
------------


RATIOS/SUPPLEMENTAL DATA:
-------------------------
  Net assets, end of period (thousands) .......................   $      1,024
  Ratio of expenses to average net assets ## ..................           0.15%#
  Ratio of net investment income to average net assets ........           5.55%#
  Portfolio turnover rate .....................................             20%



    *    Date operations commenced.

    ** Total return is determined by dividing the increase (decrease) in value of a share during the period, after reflecting the reinvestment of dividends declared during the period, by the beginning of period share price. As described in Note 1, shares of the Zero Coupon Bond Fund Portfolio Series 1998 are only sold to The Travelers separate accounts in connection with the issuance of variable life insurance contracts. The total return does not reflect the deduction of any contract charges or fees assessed by The Travelers separate accounts. For periods of less than one year, total returns are not annualized.

    #    Annualized.

    ## The ratio of expenses to average net assets for 1995 reflects an expense reimbursement by The Travelers in connection with voluntary expense limitations. Without the expense reimbursement, the ratio of expenses to average net assets would have been 6.51% annualized for the period ended December 31, 1995.

7.  FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the period.)


                  ZERO COUPON BOND FUND PORTFOLIO SERIES 2000

                                                                  OCTOBER 11,*
                                                                       TO
                                                                  DECEMBER 31,
                                                                  ------------
                                                                      1995
                                                                  ------------
PER SHARE DATA:
---------------
Net asset value, beginning of period .........................    $      10.00

  Income from operations
  ----------------------
  Net investment income ........................................          0.13
  Net gains or losses on securities (realized and unrealized)...          0.18
                                                                  ------------
    Total from investment operations ...........................          0.31

Net asset value, end of period ...............................    $      10.31
                                                                  ============
TOTAL RETURN**                                                            3.10%
------------


RATIOS/SUPPLEMENTAL DATA:
-------------------------
  Net assets, end of period (thousands).......................    $      1,029
  Ratio of expenses to average net assets ## .................            0.15%#
  Ratio of net investment income to average net assets .......            5.61%#
  Portfolio turnover rate ....................................               34%



*   Date operations commenced.

** Total return is determined by dividing the increase (decrease) in value of a share during the period, after reflecting the reinvestment of dividends declared during the period, by the beginning of period share price. As described in Note 1, shares of the Zero Coupon Bond Fund Portfolio Series 2000 are only sold to The Travelers separate accounts in connection with the issuance of variable life insurance contracts. The total return does not reflect the deduction of any contract charges or fees assessed by The Travelers separate accounts. For periods of less than one year, total returns are not annualized.

#   Annualized.

## The ratio of expenses to average net assets for 1995 reflects an expense reimbursement by The Travelers in connection with voluntary expense limitations. Without the expense reimbursement, the ratio of expenses to average net assets would have been 6.51% annualized for the period ended December 31, 1995.

8.  FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the period.)

                  ZERO COUPON BOND FUND PORTFOLIO SERIES 2005

                                                                  OCTOBER 11,*
                                                                       TO
                                                                  DECEMBER 31,
                                                                  ------------
                                                                      1995
                                                                  ------------
PER SHARE DATA:
---------------
Net asset value, beginning of period ...........................  $      10.00

  Income from operations
  ----------------------
  Net investment income  .......................................          0.13

  Net gains or losses on securities (realized and unrealized)...          0.35
                                                                  ------------
    Total from investment operations ...........................          0.48

Net asset value, end of period .................................  $      10.48
                                                                  ============
TOTAL RETURN**                                                            4.80%
------------


RATIOS/SUPPLEMENTAL DATA:
-------------------------
  Net assets, end of period (thousands)  . . . . . . . . . . . .  $      1,050
  Ratio of expenses to average net assets ## . . . . . . . . . .          0.15%#
  Ratio of net investment income to average net assets . . . . .          5.89%#
  Portfolio turnover rate  . . . . . . . . . . . . . . . . . . .            23%



*   Date operations commenced.

** Total return is determined by dividing the increase (decrease) in value of a share during the period, after reflecting the reinvestment of dividends declared during the period, by the beginning of period share price. As described in Note 1, shares in the Zero Coupon Bond Fund Portfolio Series 2005 are only sold to The Travelers separate accounts in connection with the issuance of variable life insurance contracts. The total return does not reflect the deduction of any contract charges or fees assessed by The Travelers separate accounts. For periods of less than one year, total returns are not annualized.

#   Annualized.

## The ratio of expenses to average net assets for 1995 reflects an expense reimbursement by The Travelers in connection with voluntary expense limitations. Without the expense reimbursement, the ratio of expenses to average net assets would have been 6.48% annualized for the period ended December 31, 1995.

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees and Shareholders of The Travelers Series Trust:

We have audited the accompanying statements of assets and liabilities of the Zero Coupon Bond Fund Portfolio Series 1998, Zero Coupon Bond Fund Portfolio Series 2000 and the Zero Coupon Bond Fund Portfolio Series 2005 of The Travelers Series Trust, including the statements of investments as of December 31, 1995, and the related statements of operations for the period October 11, 1995 (date operations commenced) to December 31, 1995, the statements of changes in net assets for the period October 11, 1995 (date operations commenced) to December 31, 1995, and the financial highlights for the period October 11, 1995 (date operations commenced) to December 31, 1995. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in
the financial statements.   Our procedures included confirmation of securities
owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Zero Coupon Bond Fund Portfolio Series 1998, Zero Coupon Bond Fund Portfolio Series 2000 and the Zero Coupon Bond Fund Portfolio Series 2005 of The Travelers Series Trust as of December 31, 1995, the results of their operations for the period October 11, 1995 (date operations commenced) to December 31, 1995, the changes in their net assets for the period October 11, 1995 (date operations commenced) to December 31, 1995, and the financial highlights for the period October 11, 1995 (date operations commenced) to December 31, 1995, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


Hartford, Connecticut
February 7, 1996

                     This page is intentionally left blank.

                               INVESTMENT ADVISOR


    THE TRAVELERS SERIES TRUST: ZERO COUPON BOND FUND PORTFOLIO SERIES 1998, ZERO COUPON BOND FUND PORTFOLIO SERIES 2000 AND ZERO COUPON BOND FUND PORTFOLIO
                                  SERIES 2005

              TRAVELERS ASSET MANAGEMENT INTERNATIONAL CORPORATION
                             Hartford, Connecticut



                            Independent Accountants
                            COOPERS & LYBRAND L.L.P.
                             Hartford, Connecticut


                                   Custodian
                         THE CHASE MANHATTAN BANK, N.A.
                               New York, New York

This report is prepared for the general information of contract owners and is not an offer of shares of Zero Coupon Bond Fund Portfolio Series 1998, Zero Coupon Bond Fund Portfolio Series 2000 and Zero Coupon Bond Fund Portfolio Series 2005. It should not be used in connection with any offer except in conjunction with the Prospectuses for the Variable Universal Life Insurance products offered by The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.





VG-ZERO   (Annual)   (12-95)   Printed in U.S.A.